UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  October 1, 2018 – December 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments

Index Funds S&P 500® Equal Weight

December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.60%
Communication Services: 4.26%
Activision Blizzard, Inc.	1,407	$65,524
Alphabet, Inc., Class A(a)	32	33,439
Alphabet, Inc., Class C(a)	33	34,175
AT&T, Inc.	2,223	63,444
CBS Corp., Class B Non-Voting Shares	1,398	61,121
CenturyLink, Inc.	3,952	59,873
Charter Communications, Inc., Class A(a)	217	61,838
Comcast Corp., Class A	1,849	62,958
Discovery, Inc., Class A(a)	765	18,926
Discovery, Inc., Class C(a)	1,760	40,621
DISH Network Corp., Class A(a)	2,192	54,734
Electronic Arts, Inc.(a)	838	66,127
Facebook, Inc., Class A(a)	466	61,088
Interpublic Group of Cos., Inc.	3,025	62,406
Netflix, Inc.(a)	252	67,450
News Corp., Class A	4,129	46,864
News Corp., Class B	1,333	15,396
Omnicom Group, Inc.	887	64,964
Take-Two Interactive Software, Inc.(a)	649	66,808
TripAdvisor, Inc.(a)	1,107	59,712
Twenty-First Century Fox, Inc., Class A	938	45,137
Twenty-First Century Fox, Inc., Class B	434	20,737
Twitter, Inc.(a)	1,873	53,830
Verizon Communications, Inc.	1,177	66,171
Viacom, Inc., Class B	2,352	60,446
Walt Disney Co.	599	65,680
		1,379,469

Consumer Discretionary: 12.87%
Advance Auto Parts, Inc.	410	64,559
Amazon.com, Inc.(a)	42	63,083
Aptiv PLC	1,019	62,740
AutoZone, Inc.(a)	77	64,552
Best Buy Co., Inc.	1,213	64,240
Booking Holdings, Inc.(a)	37	63,730
BorgWarner, Inc.	1,940	67,396
Capri Holdings, Ltd.(a)	1,771	67,156
CarMax, Inc.(a)	1,098	68,878
Carnival Corp.	1,193	58,815
Chipotle Mexican Grill, Inc.(a)	147	63,473
Darden Restaurants, Inc.	651	65,009
Dollar General Corp.	640	69,171
Dollar Tree, Inc.(a)	783	70,721
DR Horton, Inc.	1,893	65,611
eBay, Inc.(a)	2,324	65,235
Expedia Group, Inc.	568	63,985
Foot Locker, Inc.	1,364	72,565
Ford Motor Co.	7,886	60,328
Gap, Inc.	2,525	65,044

	Shares	Value
Consumer Discretionary (continued)
Garmin, Ltd.	1,031	$65,283
General Motors Co.	1,914	64,023
Genuine Parts Co.	679	65,198
Goodyear Tire & Rubber Co.	3,233	65,986
H&R Block, Inc.	2,490	63,171
Hanesbrands, Inc.	4,951	62,036
Harley-Davidson, Inc.	1,935	66,022
Hasbro, Inc.	799	64,919
Hilton Worldwide Holdings, Inc.	935	67,133
Home Depot, Inc.	390	67,010
Kohl's Corp.	1,097	72,775
L Brands, Inc.	2,179	55,935
Leggett & Platt, Inc.	1,858	66,591
Lennar Corp., Class A	1,671	65,420
LKQ Corp.(a)	2,731	64,807
Lowe's Cos., Inc.	720	66,499
Macy's, Inc.	2,195	65,367
Marriott International, Inc., Class A	624	67,741
Mattel, Inc.(a)	5,699	56,933
McDonald's Corp.	367	65,168
MGM Resorts International	2,539	61,596
Mohawk Industries, Inc.(a)	574	67,135
Newell Brands, Inc.	3,043	56,569
NIKE, Inc., Class B	926	68,654
Nordstrom, Inc.	1,382	64,415
Norwegian Cruise Line Holdings, Ltd.(a)	1,411	59,812
O'Reilly Automotive, Inc.(a)	193	66,456
PulteGroup, Inc.	2,624	68,198
PVH Corp.	721	67,017
Ralph Lauren Corp.	662	68,490
Ross Stores, Inc.	848	70,554
Royal Caribbean Cruises, Ltd.	627	61,314
Starbucks Corp.	1,028	66,203
Tapestry, Inc.	1,942	65,542
Target Corp.	1,000	66,090
Tiffany & Co.	813	65,455
TJX Cos., Inc.	1,486	66,484
Tractor Supply Co.	753	62,830
Ulta Beauty, Inc.(a)	272	66,596
Under Armour, Inc., Class A(a)	1,808	31,947
Under Armour, Inc., Class C(a)	1,853	29,963
VF Corp.	894	63,778
Whirlpool Corp.	594	63,481
Wynn Resorts, Ltd.	630	62,313
Yum! Brands, Inc.	733	67,377
		4,162,577

Consumer Staples: 6.39%
Altria Group, Inc.	1,274	62,923
Archer-Daniels-Midland Co.	1,506	61,701
Brown-Forman Corp., Class B	1,428	67,944
Campbell Soup Co.	1,716	56,611
Church & Dwight Co., Inc.	978	64,313
Clorox Co.	408	62,889
Coca-Cola Co.	1,362	64,491

	Shares	Value
Consumer Staples (continued)
Colgate-Palmolive Co.	1,031	$61,365
Conagra Brands, Inc.	2,248	48,017
Constellation Brands, Inc., Class A	371	59,664
Costco Wholesale Corp.	324	66,002
Coty, Inc., Class A	9,191	60,293
Estee Lauder Cos., Inc., Class A	497	64,660
General Mills, Inc.	1,797	69,975
Hershey Co.	623	66,773
Hormel Foods Corp.	1,508	64,361
JM Smucker Co.	659	61,610
Kellogg Co.	1,113	63,452
Kimberly-Clark Corp.	572	65,174
Kraft Heinz Co.	1,416	60,945
Kroger Co.	2,274	62,535
Lamb Weston Holdings, Inc.	886	65,174
McCormick & Co., Inc., Non-Voting Shares	443	61,683
Molson Coors Brewing Co., Class B	1,084	60,877
Mondelez International, Inc., Class A	1,543	61,766
Monster Beverage Corp.(a)	1,275	62,756
PepsiCo, Inc.	590	65,183
Philip Morris International, Inc.	814	54,343
Procter & Gamble Co.	695	63,884
Sysco Corp.	1,027	64,352
Tyson Foods, Inc., Class A	1,215	64,881
Walgreens Boots Alliance, Inc.	853	58,286
Walmart, Inc.	732	68,186
		2,067,069

Energy: 5.79%
Anadarko Petroleum Corp.	1,319	57,825
Apache Corp.	2,222	58,328
Baker Hughes a GE Co.	3,132	67,338
Cabot Oil & Gas Corp.	2,882	64,413
Chevron Corp.	590	64,186
Cimarex Energy Co.	980	60,417
Concho Resources, Inc.(a)	584	60,029
ConocoPhillips	1,041	64,906
Devon Energy Corp.	2,600	58,604
Diamondback Energy, Inc.	725	67,208
EOG Resources, Inc.	671	58,518
Exxon Mobil Corp.	889	60,621
Halliburton Co.	2,317	61,586
Helmerich & Payne, Inc.	1,149	55,083
Hess Corp.	1,320	53,460
HollyFrontier Corp.	1,242	63,491
Kinder Morgan, Inc.	4,155	63,904
Marathon Oil Corp.	4,467	64,057
Marathon Petroleum Corp.	1,122	66,209
National Oilwell Varco, Inc.	2,518	64,713
Newfield Exploration Co.(a)	4,571	67,011
Noble Energy, Inc.	3,084	57,856
Occidental Petroleum Corp.	1,032	63,344
ONEOK, Inc.	1,116	60,208
Phillips 66	774	66,680

	Shares	Value
Energy (continued)
Pioneer Natural Resources Co.	490	$64,445
Schlumberger, Ltd.	1,718	61,985
TechnipFMC PLC	3,336	65,319
Valero Energy Corp.	917	68,747
Williams Cos., Inc.	2,865	63,173
		1,873,664

Financials: 13.72%
Affiliated Managers Group, Inc.	703	68,500
Aflac, Inc.	1,506	68,613
Allstate Corp.	847	69,988
American Express Co.	636	60,624
American International Group, Inc.	1,792	70,623
Ameriprise Financial, Inc.	610	63,666
Aon PLC	437	63,522
Arthur J Gallagher & Co.	906	66,772
Assurant, Inc.	744	66,543
Bank of America Corp.	2,745	67,637
Bank of New York Mellon Corp.	1,381	65,004
BB&T Corp.	1,472	63,767
Berkshire Hathaway, Inc., Class B(a)	336	68,604
BlackRock, Inc.	176	69,136
Brighthouse Financial, Inc.(a)	2,104	64,130
Capital One Financial Corp.	853	64,478
Cboe Global Markets, Inc.	666	65,155
Charles Schwab Corp.	1,631	67,735
Chubb, Ltd.	524	67,690
Cincinnati Financial Corp.	846	65,497
Citigroup, Inc.	1,221	63,565
Citizens Financial Group, Inc.	2,220	66,001
CME Group, Inc.	358	67,347
Comerica, Inc.	974	66,904
Discover Financial Services	1,087	64,111
E*TRADE Financial Corp.	1,543	67,707
Everest Re Group, Ltd.	312	67,941
Fifth Third Bancorp	2,837	66,755
Franklin Resources, Inc.	2,142	63,532
Goldman Sachs Group, Inc.	389	64,982
Hartford Financial Services Group, Inc.	1,628	72,365
Huntington Bancshares, Inc.	5,521	65,810
Intercontinental Exchange, Inc.	871	65,612
Invesco, Ltd.	3,964	66,357
Jefferies Financial Group, Inc.	3,809	66,124
JPMorgan Chase & Co.	670	65,405
KeyCorp	4,441	65,638
Lincoln National Corp.	1,255	64,394
Loews Corp.	1,491	67,870
M&T Bank Corp.	455	65,124
Marsh & McLennan Cos., Inc.	810	64,598
MetLife, Inc.	1,728	70,952
Moody's Corp.	462	64,698
Morgan Stanley	1,695	67,207
MSCI, Inc.	447	65,901
Nasdaq, Inc.	776	63,298
Northern Trust Corp.	778	65,033

	Shares	Value
Financials (continued)
People's United Financial, Inc.	4,406	$63,579
PNC Financial Services Group, Inc.	567	66,288
Principal Financial Group, Inc.	1,540	68,022
Progressive Corp.	1,084	65,398
Prudential Financial, Inc.	816	66,545
Raymond James Financial, Inc.	904	67,267
Regions Financial Corp.	4,988	66,739
S&P Global, Inc.	403	68,486
State Street Corp.	1,058	66,728
SunTrust Banks, Inc.	1,288	64,967
SVB Financial Group(a)	350	66,472
Synchrony Financial	2,788	65,406
T Rowe Price Group, Inc.	731	67,486
Torchmark Corp.	871	64,916
Travelers Cos., Inc.	557	66,701
Unum Group	2,263	66,487
US Bancorp	1,378	62,975
Wells Fargo & Co.	1,444	66,540
Willis Towers Watson PLC	437	66,363
Zions Bancorp	1,617	65,877
		4,436,157

Health Care: 12.18%
Abbott Laboratories	950	68,714
AbbVie, Inc.	785	72,369
ABIOMED, Inc.(a)	212	68,908
Agilent Technologies, Inc.	969	65,369
Alexion Pharmaceuticals, Inc.(a)	614	59,779
Align Technology, Inc.(a)	312	65,342
Allergan PLC	453	60,548
AmerisourceBergen Corp.	851	63,314
Amgen, Inc.	350	68,135
Anthem, Inc.	244	64,082
Baxter International, Inc.	1,023	67,334
Becton Dickinson and Co.	290	65,343
Biogen, Inc.(a)	214	64,397
Boston Scientific Corp.(a)	1,877	66,333
Bristol-Myers Squibb Co.	1,289	67,002
Cardinal Health, Inc.	1,342	59,853
Celgene Corp.(a)	985	63,129
Centene Corp.(a)	527	60,763
Cerner Corp.(a)	1,202	63,033
Cigna Corp.	327	62,072
Cooper Cos., Inc.	269	68,461
CVS Health Corp.	935	61,261
Danaher Corp.	669	68,987
DaVita, Inc.(a)	1,158	59,591
DENTSPLY SIRONA, Inc.	1,817	67,611
Edwards Lifesciences Corp.(a)	420	64,331
Eli Lilly & Co.	600	69,432
Gilead Sciences, Inc.	1,025	64,114
HCA Healthcare, Inc.	530	65,959
Henry Schein, Inc.(a)	834	65,486
Hologic, Inc.(a)	1,602	65,842
Humana, Inc.	224	64,172

	Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc.(a)	353	$65,665
Illumina, Inc.(a)	206	61,786
Incyte Corp.(a)	1,014	64,480
Intuitive Surgical, Inc.(a)	137	65,612
IQVIA Holdings, Inc.(a)	569	66,101
Johnson & Johnson	505	65,170
Laboratory Corp. of America
Holdings(a)	489	61,790
McKesson Corp.	576	63,631
Medtronic PLC	717	65,218
Merck & Co., Inc.	879	67,164
Mettler-Toledo International, Inc.(a)	114	64,476
Mylan NV(a)	2,313	63,376
Nektar Therapeutics(a)	1,840	60,481
PerkinElmer, Inc.	802	62,997
Perrigo Co. PLC	1,179	45,686
Pfizer, Inc.	1,534	66,959
Quest Diagnostics, Inc.	786	65,450
Regeneron Pharmaceuticals, Inc.(a)	176	65,736
ResMed, Inc.	595	67,753
Stryker Corp.	403	63,170
Thermo Fisher Scientific, Inc.	287	64,228
UnitedHealth Group, Inc.	254	63,276
Universal Health Services, Inc., Class B	555	64,691
Varian Medical Systems, Inc.(a)	564	63,907
Vertex Pharmaceuticals, Inc.(a)	395	65,455
Waters Corp.(a)	356	67,159
WellCare Health Plans, Inc.(a)	283	66,813
Zimmer Biomet Holdings, Inc.	616	63,892
Zoetis, Inc.	760	65,010
		3,938,198

Industrials: 13.84%
3M Co.	343	65,355
Alaska Air Group, Inc.	1,078	65,596
Allegion PLC	778	62,014
American Airlines Group, Inc.	2,073	66,564
AMETEK, Inc.	955	64,654
AO Smith Corp.	1,623	69,302
Arconic, Inc.	3,404	57,391
Boeing Co.	211	68,048
Caterpillar, Inc.	530	67,347
CH Robinson Worldwide, Inc.	794	66,768
Cintas Corp.	396	66,524
Copart, Inc.(a)	1,399	66,844
CSX Corp.	1,021	63,435
Cummins, Inc.	502	67,087
Deere & Co.	451	67,276
Delta Air Lines, Inc.	1,256	62,674
Dover Corp.	880	62,436
Eaton Corp. PLC	952	65,364
Emerson Electric Co.	1,112	66,442
Equifax, Inc.	691	64,353
Expeditors International of Washington, Inc.	953	64,890

	Shares	Value
Industrials (continued)
Fastenal Co.	1,247	$65,206
FedEx Corp.	365	58,885
Flowserve Corp.	1,609	61,174
Fluor Corp.	2,042	65,752
Fortive Corp.	976	66,036
Fortune Brands Home & Security, Inc.	1,662	63,139
General Dynamics Corp.	398	62,570
General Electric Co.	9,463	71,635
Harris Corp.	453	60,996
Honeywell International, Inc.	492	65,003
Huntington Ingalls Industries, Inc.	339	64,515
IHS Markit, Ltd.(a)	1,376	66,007
Illinois Tool Works, Inc.	513	64,992
Ingersoll-Rand PLC	700	63,861
Jacobs Engineering Group, Inc.	1,145	66,937
JB Hunt Transport Services, Inc.	725	67,454
Johnson Controls International PLC	2,102	62,324
Kansas City Southern	695	66,338
L3 Technologies, Inc.	351	60,955
Lockheed Martin Corp.	234	61,271
Masco Corp.	2,275	66,521
Nielsen Holdings PLC	2,612	60,938
Norfolk Southern Corp.	445	66,545
Northrop Grumman Corp.	256	62,694
PACCAR, Inc.	1,188	67,882
Parker-Hannifin Corp.	445	66,367
Pentair PLC	1,718	64,906
Quanta Services, Inc.	2,220	66,822
Raytheon Co.	396	60,727
Republic Services, Inc.	903	65,097
Robert Half International, Inc.	1,163	66,524
Rockwell Automation, Inc.	429	64,556
Rollins, Inc.	1,836	66,280
Roper Technologies, Inc.	245	65,297
Snap-on, Inc.	456	66,252
Southwest Airlines Co.	1,341	62,330
Stanley Black & Decker, Inc.	568	68,012
Textron, Inc.	1,358	62,454
TransDigm Group, Inc.(a)	194	65,972
Union Pacific Corp.	471	65,106
United Continental Holdings, Inc.(a)	766	64,137
United Parcel Service, Inc., Class B	681	66,418
United Rentals, Inc.(a)	635	65,107
United Technologies Corp.	566	60,268
Verisk Analytics, Inc.(a)	590	64,334
Waste Management, Inc.	737	65,586
WW Grainger, Inc.	236	66,637
Xylem, Inc.	1,027	68,521
		4,477,704

Information Technology: 13.63%
Accenture PLC, Class A	432	60,916
Adobe, Inc.(a)	292	66,062
Advanced Micro Devices, Inc.(a)	3,376	62,321
Akamai Technologies, Inc.(a)	1,032	63,035

	Shares	Value
Information Technology (continued)
Alliance Data Systems Corp.	388	$58,231
Amphenol Corp., Class A	807	65,383
Analog Devices, Inc.	770	66,089
ANSYS, Inc.(a)	449	64,180
Apple, Inc.	406	64,042
Applied Materials, Inc.	2,058	67,379
Arista Networks, Inc.(a)	305	64,264
Autodesk, Inc.(a)	511	65,720
Automatic Data Processing, Inc.	498	65,298
Broadcom, Inc.	264	67,130
Broadridge Financial Solutions, Inc.	695	66,894
Cadence Design Systems, Inc.(a)	1,555	67,611
Cisco Systems, Inc.	1,466	63,522
Citrix Systems, Inc.	616	63,115
Cognizant Technology Solutions Corp., Class A	991	62,909
Corning, Inc.	2,138	64,589
DXC Technology Co.	1,184	62,953
F5 Networks, Inc.(a)	406	65,784
Fidelity National Information Services, Inc.	642	65,837
Fiserv, Inc.(a)	881	64,745
FleetCor Technologies, Inc.(a)	380	70,574
FLIR Systems, Inc.	1,558	67,835
Fortinet, Inc.(a)	922	64,936
Gartner, Inc.(a)	483	61,747
Global Payments, Inc.	661	68,169
Hewlett Packard Enterprise Co.	4,725	62,417
HP, Inc.	3,053	62,464
Intel Corp.	1,404	65,890
International Business Machines Corp.	560	63,655
Intuit, Inc.	334	65,748
IPG Photonics Corp.(a)	569	64,462
Jack Henry & Associates, Inc.	511	64,652
Juniper Networks, Inc.	2,420	65,122
Keysight Technologies, Inc.(a)	1,093	67,853
KLA-Tencor Corp.	751	67,207
Lam Research Corp.	496	67,540
Mastercard, Inc., Class A	344	64,896
Maxim Integrated Products, Inc.	1,273	64,732
Microchip Technology, Inc.	938	67,461
Micron Technology, Inc.(a)	1,965	62,349
Microsoft Corp.	634	64,395
Motorola Solutions, Inc.	531	61,086
NetApp, Inc.	1,094	65,279
NVIDIA Corp.	459	61,277
Oracle Corp.	1,442	65,106
Paychex, Inc.	1,020	66,453
PayPal Holdings, Inc.(a)	782	65,758
Qorvo, Inc.(a)	1,110	67,410
QUALCOMM, Inc.	1,166	66,357
Red Hat, Inc.(a)	381	66,919
salesforce.com, Inc.(a)	490	67,115
Seagate Technology PLC	1,743	67,262
Skyworks Solutions, Inc.	978	65,546
Symantec Corp.	3,115	58,858

	Shares	Value
Information Technology (continued)
Synopsys, Inc.(a)	767	$64,612
TE Connectivity, Ltd.	920	69,580
Texas Instruments, Inc.	713	67,379
Total System Services, Inc.	794	64,544
VeriSign, Inc.(a)	440	65,248
Visa, Inc., Class A	497	65,574
Western Digital Corp.	1,733	64,069
Western Union Co.	3,696	63,054
Xerox Corp.	2,748	54,301
Xilinx, Inc.	756	64,389
		4,409,289

Materials: 5.09%
Air Products & Chemicals, Inc.	432	69,142
Albemarle Corp.	791	60,962
Avery Dennison Corp.	737	66,205
Ball Corp.	1,399	64,326
Celanese Corp.	775	69,727
CF Industries Holdings, Inc.	1,597	69,485
DowDuPont, Inc.	1,273	68,080
Eastman Chemical Co.	940	68,723
Ecolab, Inc.	435	64,097
FMC Corp.	870	64,345
Freeport-McMoRan, Inc.	6,357	65,541
International Flavors & Fragrances, Inc.	496	66,598
International Paper Co.	1,547	62,437
Linde PLC	428	66,785
LyondellBasell Industries NV, Class A	816	67,859
Martin Marietta Materials, Inc.	384	65,998
Mosaic Co.	2,172	63,444
Newmont Mining Corp.	2,017	69,889
Nucor Corp.	1,192	61,758
Packaging Corp. of America	719	60,008
PPG Industries, Inc.	671	68,596
Sealed Air Corp.	1,980	68,983
Sherwin-Williams Co.	174	68,462
Vulcan Materials Co.	674	66,591
Westrock Co.	1,514	57,169
		1,645,210

Real Estate: 6.19%
Alexandria Real Estate Equities, Inc., REIT	548	63,151
American Tower Corp., REIT	403	63,751
Apartment Investment & Management Co., REIT, Class A	1,424	62,485
AvalonBay Communities, Inc., REIT	359	62,484
Boston Properties, Inc., REIT	534	60,102
CBRE Group, Inc., Class A(a)	1,637	65,545
Crown Castle International Corp., REIT	587	63,766
Digital Realty Trust, Inc., REIT	588	62,651
Duke Realty Corp., REIT	2,395	62,030
Equinix, Inc., REIT	174	61,345

	Shares	Value
Real Estate (continued)
Equity Residential, REIT	961	$63,436
Essex Property Trust, Inc., REIT	256	62,774
Extra Space Storage, Inc., REIT	690	62,431
Federal Realty Investment Trust, REIT	513	60,555
HCP, Inc., REIT	2,321	64,826
Host Hotels & Resorts, Inc., REIT	3,779	62,996
Iron Mountain, Inc., REIT	1,919	62,195
Kimco Realty Corp., REIT	4,084	59,831
Macerich Co., REIT	1,407	60,895
Mid-America Apartment Communities, Inc., REIT	663	63,449
Prologis, Inc., REIT	1,037	60,893
Public Storage, REIT	330	66,795
Realty Income Corp., REIT	1,013	63,860
Regency Centers Corp., REIT	1,093	64,137
SBA Communications Corp., REIT(a)	390	63,137
Simon Property Group, Inc., REIT	368	61,820
SL Green Realty Corp., REIT	753	59,547
UDR, Inc., REIT	1,599	63,352
Ventas, Inc., REIT	1,074	62,926
Vornado Realty Trust, REIT	983	60,975
Welltower, Inc., REIT	929	64,482
Weyerhaeuser Co., REIT	2,796	61,121
		2,003,743

Utilities: 5.64%
AES Corp.	4,213	60,920
Alliant Energy Corp.	1,483	62,657
Ameren Corp.	962	62,751
American Electric Power Co., Inc.	840	62,782
American Water Works Co., Inc.	692	62,813
CenterPoint Energy, Inc.	2,293	64,731
CMS Energy Corp.	1,270	63,056
Consolidated Edison, Inc.	802	61,321
Dominion Energy, Inc.	874	62,456
DTE Energy Co.	568	62,650
Duke Energy Corp.	740	63,862
Edison International	1,127	63,980
Entergy Corp.	748	64,380
Evergy, Inc.	1,110	63,015
Eversource Energy	963	62,634
Exelon Corp.	1,428	64,403
FirstEnergy Corp.	1,718	64,511
NextEra Energy, Inc.	371	64,487
NiSource, Inc.	2,444	61,955
NRG Energy, Inc.	1,588	62,885
PG&E Corp.(a)	2,583	61,346
Pinnacle West Capital Corp.	735	62,622
PPL Corp.	2,196	62,213
Public Service Enterprise Group, Inc.	1,206	62,772
SCANA Corp.	1,318	62,974
Sempra Energy	567	61,344
Southern Co.	1,420	62,366
WEC Energy Group, Inc.	904	62,611

	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	1,264	$62,277
		1,822,774

Total Common Stocks
(Cost $32,351,453)		32,215,854

EXCHANGE-TRADED FUNDS: 0.39%
SPDR® S&P 500® ETF Trust	500	124,960

Total Exchange-Traded Funds
(Cost $123,610)		124,960

Total Investments: 99.99%
(Cost $32,475,063)		32,340,814

Other Assets In Excess Of Liabilities: 0.01%		3,362

Net Assets: 100.00%		$32,344,176

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
December 31, 2018

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of December 31, 2018, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
December 31, 2018

Level 2—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,215,854	$–	$–	$32,215,854
Exchange-Traded Funds	124,960	–	–	124,960
TOTAL	$32,340,814	$–	$–	$32,340,814
*	See Schedule of Investments for industry classification.

.

For the period ended December 31, 2018, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 28, 2019

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	February 28, 2019